SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Formation and operating costs					$ (320,658)
Interest income on cash held in trust account					4,776,628
Cash held in Trust Account					$ 284,776,628
D Boral A R C Acquisitions I Corp [Member]
Formation and operating costs	$ (673,033)	$ (36,000)	$ (41,420)	$ (1,204,774)
Interest income on cash held in trust account	$ 2,563,451			5,106,510
Interest income on cash held in trust account				51,065,109
Cash held in Trust Account				$ 289,883,138